Short-term bank borrowings	12 Months Ended
Dec. 31, 2019
Short-term bank borrowings
Short-term bank borrowings

7. Short-term bank borrowings

In December 2018, the Group entered into a line of credit agreement with a PRC bank that provides a three year term revolving credit facility up to an amount of RMB700,000,000 in aggregate with an interest rate of 2.08% per annum. To collateralize the loan, the Group made deposits to the bank that were restricted. During 2018, total loans drawn with a term of one year were RMB198,000,000 while in 2019, the Group additionally drew a short-term loan amounting to RMB203,000,000(US$29,159,126). The short-term loans were repaid in the fourth quarter of 2019.